UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21818

                         PNC LONG-SHORT MASTER FUND LLC
               (Exact name of registrant as specified in charter)

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                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-239-0418

                     DATE OF FISCAL YEAR END: MARCH 31, 2010

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS


PNC LONG-SHORT MASTER FUND LLC

QUARTERLY REPORT (UNAUDITED)
DECEMBER 31, 2009

PNC LONG-SHORT MASTER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2009

                                                                                  % OF
                                                                                MEMBERS'
INVESTMENTS                                             COST         VALUE       CAPITAL   LIQUIDITY***
-----------                                         -----------   -----------   --------   ------------
INVESTMENT FUNDS*
   SECTOR HEDGED EQUITY
      Artis Partners 2X (Institutional), L.P.**     $   696,277   $ 2,137,816      6.65%     Quarterly
                                                    -----------   -----------     -----
      DAFNA Fund, L.L.C., Series A**                  1,082,147     1,669,712      5.19       Monthly
      Lucas Energy Total Return Partners, L.P.**      2,091,153     1,717,292      5.34       Monthly
                                                    -----------   -----------     -----
         Total Sector Hedged Equity                   3,869,577     5,524,820     17.18
   INTERNATIONAL HEDGED EQUITY
      Bay II Resource Partners, L.P.                  1,000,000     1,287,682      4.01      Quarterly
      Firebird Global Fund II, L.P.                     111,488        25,422      0.08     Semi-Annual
      Kingdon Associates, L.P.**                        925,542     1,684,225      5.24      Quarterly
      Millgate Partners, L.P.                         1,800,000     1,735,351      5.40      Quarterly
                                                    -----------   -----------     -----
         Total International Hedged Equity            3,837,030     4,732,680     14.73
   CTA/MACRO
      Cipher Composite Fund, L.P.**                     680,615     1,256,553      3.91       Monthly
      Peak Select Partners L.P.**                       832,612     1,427,507      4.44       Monthly
      Quantitative Global 1X Fund LLC                 1,000,000     1,027,172      3.19       Monthly
                                                    -----------   -----------     -----
         Total Trading                                2,513,227     3,711,232     11.54
   EVENT HEDGED EQUITY
      Castlerigg Partners, L.P.**                       199,131       132,797      0.41      Quarterly
      Harbinger Capital Partners Fund I, L.P.**       1,002,640     1,295,019      4.03      Quarterly
      Owl Creek II, L.P.                              1,965,682     2,430,296      7.56      Annually
                                                    -----------   -----------     -----
         Total Event Hedged Equity                    3,167,453     3,858,112     12.00
   U.S. HEDGED EQUITY
      Blue Harbour Strategic Value Partners, L.P.     1,475,317     1,193,933      3.71      Annually
      Scopia Partners, L.L.C.                         1,000,000     1,008,114      3.14         +++
                                                    -----------   -----------     -----
         Total U.S. Hedged Equity                     2,475,317     2,202,047      6.85
   CREDIT
      Camulos Partners, L.P.                          2,030,155       705,623      2.19     Quarterly+
                                                    -----------   -----------     -----
         Total Credit                                 2,030,155       705,623      2.19
                                                    -----------   -----------     -----
Total Investment Funds                               17,892,759    20,734,514     64.49
                                                    -----------   -----------     -----
REGISTERED INVESTMENT COMPANY
      SEI Daily Income Trust Money Market Fund
         Fund, Class A, 0.100%++                      1,941,506     1,941,506      6.04        Daily
                                                    -----------   -----------     -----
Total Registered Investment Company                   1,941,506     1,941,506      6.04
                                                    -----------   -----------     -----
      Total Investments                             $19,834,265   $22,676,020     70.53%
                                                    ===========   ===========     =====

*    All investment funds are non-income producing.

**   Fund investment fully or partially segregated to cover tender offers.

***  Liquidity terms shown apply after lock-up provisions.

+    Investment Fund has suspended redemptions as of December 31, 2009.

++   Rate shown is the 7-day effective yield as of December 31, 2009.

+++ Monthly liquidity with 120 days notice/quarterly liquidity with 60 days notice.

As of December 31, 2009, the value of the "Master Fund" investments by country as a percentage of members' capital is as follows:

COUNTRY                      COST         VALUE
-------                  -----------   -----------
United States - 70.53%   $19,834,265   $22,676,020
                         -----------   -----------
                         $19,834,265   $22,676,020
                         -----------   -----------

PNC LONG-SHORT MASTER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2009

Percentages shown on previous page are based on members' capital of $32,149,374. The aggregate cost of investments for tax purposes was expected to be similar to book cost of $19,834,265. Net unrealized appreciation on investments for tax purposes was $2,841,755 consisting of $5,038,581 of gross unrealized appreciation and $2,196,826 of gross unrealized depreciation.

The investments in Investment Funds shown on the previous page, representing 64.49% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors. The following table summarizes the valuation of the Master Fund's investments under ASC 820 fair value hierarchy levels as of December 31, 2009:

                                  LEVEL 1      LEVEL 2       LEVEL 3        TOTAL
                                ----------   -----------    -----------   -----------
Investment Funds                $       --   $16,379,240     $4,355,274   $20,734,514
Registered Investment Company    1,941,506            --             --     1,941,506
                                ----------   -----------    -----------   -----------
Total                           $1,941,506   $16,379,240     $4,355,274   $22,676,020
                                ==========   ===========    ===========   ===========

The following is a reconciliation of the investments in Investment Funds in which significant unobservable inputs (Level 3) were used in determining value. The Master Fund adopted Accounting Standards Update 2009-12, Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), ASU 2009-12, as of December 31, 2009. The "Net transfers in and/or out of Level 3" shown in the reconciliation below reflect the adoption of ASU 2009-12.

                               Change in                                         Ending
  Beginning                   unrealized                     Net transfers in   Balance
 Balance as     Realized     appreciation/   Net purchase/     and/or out of     as of
 of 3/31/09   gain/(loss)   (depreciation)       sales           Level 3        12/31/09
-----------   -----------   --------------   -------------   --------------   -----------
$28,190,344   ($1,206,560)   $2,019,476      ($5,185,639)     ($19,462,347)    $4,335,274
-----------   -----------    -----------     ------------     ------------    -----------

For information on the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent semi-annual or annual financial reports.

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) As of the date of this Form N-Q there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Separate certifications for the chief executive officer and the chief financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PNC Long-Short Master Fund LLC


/s/ Kevin A. McCreadie
-------------------------------------
Kevin A. McCreadie
Chief Executive Officer

Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Kevin A. McCreadie
-------------------------------------
Kevin A. McCreadie
Chief Executive Officer

Date: February 26, 2010


/s/ Jennifer E. Spratley
-------------------------------------
Jennifer E. Spratley
Chief Financial Officer

Date: February 26, 2010